STOCK-BASED COMPENSATION (Details 2) (USD $)				12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014 Stock Incentive Plan Two Thousand Thirteen [Member]	Jun. 30, 2014 Stock Incentive Plan Two Thousand Eight [Member]
Stock Price				$ 1.94	$ 7.75
Strike Price				$ 2.01	$ 7.75
Strike Price				452.04%	173.84%
Risk-free Rate				0.88%	3.02%
Expected life				5 years	5 years
Dividend Yield				0.00%	0.00%
Number of Options	66,000	102,000	138,000	10,000	66,000